15. RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
NOTE 15. RELATED PARTY BALANCES AND TRANSACTIONS

Financing payables, related parties

During the periods presented, the Company has borrowed from the Company’s Chairman and Chief Executive Officer, Mr. Li, and companies affiliated with Mr. Li. Each of these loans was entered into to satisfy the Company’s short-term capital needs.

The amount due to Alliance Rich represented a portion of the consideration paid in the acquisition of Heat Planet Holdings Limited (“Heat Planet”), which was discussed in greater detail in Item 4.A, “History and Development of the Company”, of the Company’s Annual Report on Form 20-F, filed with the Securities and Exchange Commission on April 18, 2014. The amount was payable within six months of occupation of the Kai Yuan Finance Center by the Company, which was completed in April 2013 and delivery of the audited financial statements for the five months ended May 31, 2012 of Heat Planet, which were delivered in December 2012. In October 2013, the unpaid amount began to accrue interest at the one-year rate announced by the People’s Bank of China (4.35% as of June 30, 2016). As of June 30, 2016 approximately $4.2 million is still owed to Alliance Rich for the acquisition of Heat Planet.

In September 2011, Hebei Kaiyuan Real Estate Development Co., Ltd. (“Hebei Kaiyuan”), an entity indirectly owned by our Chairman and CEO, Mr. Yong Hui Li (also refer to group structure chart contained in this report), began charging interest at 8.00% per annum, and amounts owed continue to be unsecured and due on demand by the lender.

Hebei Ruijie Hotel Management Company, an entity controlled by our Chairman and CEO, Mr. Yong Hui Li, charges interest at 5.60% per annum on amounts owed to it.

The amount due to Mr. Li and Smart Success Investment Limited (“Smart Success”) were non-interest bearing, unsecured and due on demand by the lenders.

During the periods presented, the Company received internet-based financings from Ruituo, a company controlled by Mr. Li’s brother. The amount due to Ruituo is unsecured and due on demand by Ruituo and bore an interest at approximately 8.00% per annum, based on the weighted average outstanding payable balances at month end.

In 2015, the Company obtained internet-based financings from Beiguo Auto and Xinji Beiguo Mall, companies affiliated with Mr. Li. Mr. Li holds 20.92% of indirect beneficial ownership in both Beiguo Auto and Xinji Beiguo Mall. The Company pays a financing charge of approximately 9% per annum to Beiguo Auto and Xinji Beiguo Mall for the funds obtained due to this financing arrangement. The financing arrangement is personally guaranteed by Mr. Li, who has a long term business relationship with Beiguo, on behalf of the Company. In addition, the payable balances of each loan are unsecured and due in 180 days.

The outstanding financing payables, related parties as of June 30, 2016 and December 31, 2015 were as follows:

		June 30,	December 31,
	Notes	2016	2015
		(unaudited)

Mr. Li		$144	$144
Alliance Rich	(1)	4,167	4,088
Hebei Kaiyuan	(1)	4,423	4,400
Smart Success	(1)	9	9
Hebei Ruijie Hotel Management Company	(1)	45,572	39,608
Ruituo	(2)	63,523	58,536
Beiguo Auto	(3)	—	23
Xinji Beiguo Mall	(3)	—	61
Total		$117,838	$106,869

Notes:

(1)	Entity controlled by Mr. Li.
(2)	Entity controlled by Mr. Li’s brother.
(3)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%.

Borrowed funds from CeraVest loan investor, related party:

A summary of the Company’s borrowed funds from CeraVest loan investor, related party is as follows:

		June 30,	December 31,
	Note	2016	2015
		(unaudited)

Mr. Chen Lei	(1)	$3,341	$2,716
Total		$3,341	$2,716

(1)	During the periods presented, Chen Lei, the senior vice president, has provided to the Company through the CeraVest platform for the purpose of funding CeraVest loans with a six-month term and are secured by the counterpart loans, net. These payables represent two types of investment, CeraVest Fixed and CeraVest Flex, amounting to $3.3 million and $2.7 million, with weighted average interest rate of 8.62% and 8.03% per annum as of June 30, 2016 and December 31, 2015, respectively.

Related Party Transactions

During the periods presented, the details of the related party transactions were as follows:

			Six months ended June 30,
	Notes		2016	2015
			(unaudited)	(unaudited)
Capital nature:
Ruituo	(3)	(c)	$402,278	$48,394
Ruituo	(3)	(d)	1,522	494
Mr. Li	(4)	(a)	125,031	183,868
Hebei Ruijie Hotel Management Company	(1)	(b)	43,286	39,776
Hebei Ruijie Hotel Management Company	(1)	(a)	—	24,472
Beiguo Auto	(5)	(c)	—	182
Beiguo Auto	(5)	(d)	1	37
Xinji Beiguo Mall	(5)	(c)	—	36,666
Xinji Beiguo Mall	(5)	(d)	—	529
Ruituo	(3)	(a)		24,472
Alliance Rich	(1)	(d)	83	84
Mr. Wei	(6)	(a)	15,322	16,314

Trading nature:
Hebei Kaiyuan	(1)	(d)	142	155
Hebei Ruijie Hotel Management Company	(1)	(d)	867	581
Hebei Ruijie Hotel Management	(1)	(e)	589	572

Related party transactions classified as capital nature principally involve providing sources of financing for the Company. Those classified as trading nature tend to be periodic in nature or for operating purposes.

Notes:

(1)	Entity controlled by Mr. Li.
(2)	Entity in which Mr. Li’s brother holds a 40% equity interest.

(3)	Entity controlled by Mr. Li’s brother.
(4)	The Chairman and Chief Executive Officer of Fincera.

(5)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%.
(6)	The Chief Operating Officer of Fincera.

Nature of transaction:

(a)	Bank loan guarantee provided by the affiliates to the Company.
(b)	Loan provided to the Company during the period.

(c)	Internet-based financing provided to the Company during the year.
(d)	Interest expenses incurred by the Company during the period.

(e)	Conference fees.